Advances to Suppliers, net (Tables)	12 Months Ended
Dec. 31, 2025
Advances to Suppliers, net
Schedule of advances to suppliers
	December 31,	December 31,
	2025	2024
Advances to suppliers	$90,000	$3,695,682
Allowance for credit losses	-	-
Advances to suppliers, net	$90,000	$3,695,682

Schedule of allowance for credit losses
	December 31,	December 31,
	2025	2024
Balance at beginning of year	$-	$3,611
Change of allowance for credit losses	-	(3,563)
Translation adjustments	-	(48)
Balance at end of year	$-	$-